UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-270-2423
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York          5/15/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        25
                                               -------------

Form 13F Information Table Value Total:       $284,806
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    16370   866600   SH         SOLE          866600    0        0
-----------------------------------------------------------------------------------------------------------
ALCON INC             COMMON    014561617    10080   297800   SH         SOLE          297800    0        0
-----------------------------------------------------------------------------------------------------------
AMYLIN                COMMON    032346108    25394  2536900   SH         SOLE         2536900    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
ARRAY BIOPHARMA INC   COMMON    04269X105     5433   419600   SH         SOLE          419600    0        0
-----------------------------------------------------------------------------------------------------------
ASTRAZENECA PLC       ADR       046353108    16944   341700   SH         SOLE          341700    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    20985  1306666   SH         SOLE         1306666    0        0
-----------------------------------------------------------------------------------------------------------
DELTAGEN INC          COMMON    24783R103     3192   473711   SH         SOLE          473711    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     8690  2167300   SH         SOLE         2167300    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    20494   569440   SH         SOLE          569440    0        0
-----------------------------------------------------------------------------------------------------------
HCA INC               COMMON    404119109    12130   275200   SH         SOLE          275200    0        0
-----------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP      COMMON    421924101     4392   306100   SH         SOLE          306100    0        0
-----------------------------------------------------------------------------------------------------------
HUMANA INC            COMMON    444859102     3259   240900   SH         SOLE          240900    0        0
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    23051  1312700   SH         SOLE         1312700    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102     8446   709800   SH         SOLE          709800    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON     COMMON    478160104    17958   276500   SH         SOLE          276500    0        0
-----------------------------------------------------------------------------------------------------------
LEXICON GENETICS INC  COMMON    528872104     3348   354300   SH         SOLE          354300    0        0
-----------------------------------------------------------------------------------------------------------
PHARMACIA CORP        COMMON    71713U102    11833   262500   SH         SOLE          262500    0        0
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106     2768   354900   SH         SOLE          354900    0        0
-----------------------------------------------------------------------------------------------------------
SCIOS INC             COMMON    808905103     5696   196900   SH         SOLE          196900    0        0
-----------------------------------------------------------------------------------------------------------
TANOX INC             COMMON    87588Q109    16060  1134200   SH         SOLE         1134200    0        0
-----------------------------------------------------------------------------------------------------------
UNITED SURGICAL       COMMON    913016309     3584   154400   SH         SOLE          154400    0        0
 PARTNERS INTL
-----------------------------------------------------------------------------------------------------------
UNIVERSAL HEALTH      COMMON    913903100     9458   229300   SH         SOLE          229300    0        0
 SERVICES INC
-----------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    24237   592600   SH         SOLE          592600    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------
VIASYS HEALTHCARE     COMMON    92553Q209     8519   378800   SH         SOLE          378800    0        0
 INC
-----------------------------------------------------------------------------------------------------------
ZYMOGENETICS INC      COMMON    98985T109     2474   219200   SH         SOLE          219200    0        0
 INC
-----------------------------------------------------------------------------------------------------------
JOHNSON AND JOHNSON   COMMON    478160954      294     2355   PUT        SOLE               0    0     2355
-----------------------------------------------------------------------------------------------------------
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